Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Fair Value Measurements

NOTE 3 – Fair Value Measurements

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such values:

December 31, 2022	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liability - Series A	$—	$—	$1,812,000	$1,812,000
Warrant liability - Series B	—	—	6,040,000	6,040,000
	$—	$—	$7,852,000	$7,852,000

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Series A and Series B Warrants

The fair value of the warrant liability is based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

On September 14, 2022, the Company’s sale of ADSs to accredited and institutional investors (See Note 4) also included the issuance of series A and series B warrants. The series A warrants allow the investors to purchase an aggregate of 15,100,000 ADSs at $0.85 per ADS (“Series A warrants”). The Series A warrants are immediately exercisable and expire two years from issuance (September 14, 2024). The series B warrants allow the investors to purchase an aggregate of 15,100,000 ADSs at $0.85 per ADS (“Series B warrants”). The Series B warrants are immediately exercisable and expire seven years from issuance (September 14, 2029). The Series A warrants and the Series B warrants may be exercised on a cashless basis if six months after issuance there is no effective registration statement registering the ADSs underlying the warrants. Pursuant to the cashless exercise provision, the warrant holder must make an additional payment to the Company equal to the nominal value of an ADS (i.e., $0.0001) per warrant ADS to be issued pursuant to the cashless exercise.

The fair value of the Series A and Series B warrants was determined using the Black-Scholes Option Pricing Model, which uses various assumptions, including (i) fair value of the Company’s ADSs, (ii) exercise price of the warrant, (iii) expected term of the warrant, (iv) expected volatility and (v) expected risk-free interest rate.

Below are the assumptions used for the fair value calculations of warrants issued on September 14, 2022:

	September 14, 2022		December 31, 2022
	Series A	Series B	Series A	Series B
Stock price	$0.71	$0.71	$0.47	$0.47
Exercise price	$0.85	$0.85	$0.85	$0.85
Expected term (in years)	2.0	7.0	1.7	6.7
Volatility	100.0%	120.0%	80.0%	120.0%
Risk-free rate	3.78%	3.52%	4.37%	3.96%

The following table summarizes the activity in the warrant liability during the year ended December 31, 2022:

	Series A	Series B	Total
Fair value at January 1, 2022	$—	$—	$—
Issuance of warrant	5,285,000	9,513,000	14,798,000
Change in fair value	(3,473,000)	(3,473,000)	(6,946,000)
Fair value at December 31, 2022	$1,812,000	$6,040,000	$7,852,000